Income Taxes (Details) - Schedule of income tax provision computed at the company’s effective tax rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Provision Computed at the Company’s Effective Tax Rate [Abstract]
Loss before income taxes	$ (6,428)	$ (35,646)
Statutory income tax rates	21.00%	21.00%
Expected income tax benefit	$ (1,349)	$ (7,486)
Nontaxable entity	1,348	7,486
State income tax expense	(23)	2
Change in valuation allowance	1
Total income tax expense	$ (23)	$ 2